SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

In January 2023, the Group successfully completed a follow-on public offering of 7,118,500 ADSs with proceeds of approximately US$300 million (equivalent of RMB2,012).

In March 2023, the Group disposed all of its holdings in Accor’s ordinary share for net proceeds to approximately EUR300 million (equivalent of RMB2,185).

In April 2023, the Group repaid the outstanding principal and interests of EUR220 million term loan (equivalent of RMB1,608) and EUR70 million revolving credit facility  (equivalent of RMB525).